Fair Value - Narrative items (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) securities	Dec. 31, 2021 USD ($) securities
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		$ 3,117,861	$ 3,317,260
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments		237,000	$ 284,000
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments		237,000
Equities
Fair Value - Other Details [Line Items]
Number of securities transferred out of level 3 | securities			2
Transfers out of level 3			$ (4,000)
Individually managed private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		1,000,000	1,000,000
Minimum threshold for inclusion in managed loan portfolio		300,000	300,000
Other private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		300,000	400,000
Corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	[1]	$ 1,302,807	$ 1,391,971
Corporate loans | Other invested assets
Fair Value - Other Details [Line Items]
Number of securities transferred into level 3 | securities		5	1
Transfers into level 3		$ 15,000	$ 3,000
Number of securities transferred out of level 3 | securities		5	4
Transfers out of level 3		$ (9,000)	$ (7,000)

[1]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $1.0 billion at December 31, 2022 and 2021, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.4 billion of other privately issued corporate loans at December 31, 2022 and 2021, respectively.